Annual Total Returns[BarChart] - Victory Trivalent International Fund-Core Equity - Class Y	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	9.58%	(15.67%)	23.08%	20.42%	(2.23%)	(2.45%)	2.87%	27.08%	(16.00%)	22.37%